Operating right-of-use asset, net (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset, Periodic Reduction	$ 51,455
Weighted average remaining lease terms for operating leases	6 months
Lessee operating lease, discount rate	3.45%
Long-term operating lease expenses		$ 41,728
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	2 years